Offerings - Offering: 1	May 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,242,246,039.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,554.18
Offering Note	Aggregate number of securities to which the transaction applies: As of May 15, 2026, the maximum number of shares of Company Stock to which this transaction applies is estimated to be 50,158,900, which consists of the following securities: (a) 46,825,768 shares of Company Stock entitled to receive the per share merger consideration of $25.00; (b) 1,491,258 shares of Company Stock underlying outstanding Company PRSUs, which are expected to be cancelled in connection with the Closing of the Merger and upon cancellation, will be entitled to receive an amount in cash determined by multiplying (i) the per share merger consideration of $25.00 by (ii) the number of shares of Company Stock such holder would have been entitled to receive if such Company PRSU award had vested based on (A) actual performance against performance metrics for any one-year performance period completed prior to the Effective Time, (B) for any one-year performance period that is in progress as of the Effective Time, the greater of (1) actual achievement against performance metrics measured as of immediately prior to the Effective Time and (2) its "target" level, and (C) deemed achievement at "target" level for any one-year performance period that has not yet commenced as of the Effective Time; (c) 1,228,273 shares of Company Stock underlying outstanding Company TRSUs, which are expected to be cancelled in connection with the Closing of the Merger and, upon cancellation, will be entitled to receive the per share merger consideration of $25.00; and (d) 613,601 options to acquire Company Stock, which are expected to be cancelled in connection with the Closing of the Merger, and upon cancellation, will be entitled to receive an amount in cash determined by multiplying (i) the excess, if any, of (A) the per share merger consideration of $25.00 minus (B) the exercise price payable in respect of each share of Company Stock subject to such option, by (ii) the number of shares of Company Stock such holder would have been entitled to receive upon exercise if such option award had vested in full. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of May 15, 2026, the underlying value of the transaction was calculated based on the sum of: (a) 46,825,768 shares of Company Stock entitled to receive the per share merger consideration of $25.00; (b) 1,491,258 shares of Company Stock underlying outstanding Company PRSUs, which are expected to be cancelled in connection with the Closing of the Merger and upon cancellation, will be entitled to receive an amount in cash determined by multiplying (i) the per share merger consideration of $25.00 by (ii) the number of shares of Company Stock such holder would have been entitled to receive if such Company PRSU award had vested based on (A) actual performance against performance metrics for any one-year performance period completed prior to the Effective Time, (B) for any one-year performance period that is in progress as of the Effective Time, the greater of (1) actual achievement against performance metrics measured as of immediately prior to the Effective Time and (2) its "target" level, and (C) deemed achievement at "target" level for any one-year performance period that has not yet commenced as of the Effective Time; (c) 1,228,273 shares of Company Stock underlying outstanding Company TRSUs, which are expected to be cancelled in connection with the Closing of the Merger and, upon cancellation, will be entitled to receive the per share merger consideration of $25.00; and (d) 613,601 options to acquire Company Stock, which are expected to be cancelled in connection with the Closing of the Merger, and upon cancellation, will be entitled to receive an amount in cash determined by multiplying (i) the excess, if any, of (A) the per share merger consideration of $25.00 minus (B) the exercise price payable in respect of each share of Company Stock subject to such option, by (ii) the number of shares of Company Stock such holder would have been entitled to receive upon exercise if such option award had vested in full. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.